Aircraft sublease (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of aircraft sublease receivables [Abstract]
Disclosure of maturity analysis of operating lease payments

	December 31,
Description	2023	2022

2023	—	89,293
2024	15,386	70,396
2025	15,386	50,127
2026	4,001	7,951

Gross sublease	34,773	217,767
Accrued interest	(3,971)	(25,838)
Provision for losses	—	(15,876)
Net sublease	30,802	176,053

Current	14,592	70,193
Non-current	16,210	105,860